RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
16. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders.
Zhenjiang Daqo Solar Co. Ltd. (“Zhenjiang Daqo”)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo New Energy Co., Ltd. (“Nanjing Daqo”)	An affiliated company which was 100% held by the Group before September 28, 2012 and is 100% held by Daqo Group since September 28, 2012
Daqo Xinjiang Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which is 100% held by Daqo Group, and was consolidated by the Company as VIE on December 31, 2013
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Apparatus Co., Ltd. (“Intelligent Apparatus”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Software Co., Ltd. (“Intelligent Software”)	An affiliated company which is 100% held by Daqo Group
Daqo Investment Co., Ltd. (“Daqo Investment”)	An affiliated company which is 100% held by Daqo Group
Shanghai Sailfar Electric Technology Co., Ltd. (“Daqo Sailfar”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daquan High Voltage Switchgear Co., Ltd.( “Jiangsu Daquan High Voltage”)	An affiliated company which is 75% held by Daqo Group
Jiangsu Daqo Kai-fan Electric Co., Ltd. ( “Jiangsu Daqo Kai-fan”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. ( “Zhenjiang Electric”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo ETE Electronic Systerm Co., Ltd.(“Jiangsu Daqo ETE Electronic”)	An affiliated company which is 75% held by Daqo Group
Jiangsu Daquan Kai-fan Switchgear Co., Ltd (“Jiangsu Daquan Kai-fan Switchgear”)	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balances due from related parties mainly included the amount due from Zhenjiang Daqo for sales of wafer and polysilicon. The balances are as follows:

	December 31,
	2015	2016
Amounts due from related parties
Zhenjiang Daqo	$229,989	$1,449,824
Others	54,644	78,888

Total	$284,633	$1,528,712

The balances due to related parties mainly included payables to Chongqing Daqo Tailai and Nanjing Daqo Transformer for purchases of machines for polysilicon expansion, payables to Daqo Solar, Xinjiang Daqo Investment and Daqo New Material for interest free loans, and interest bearing loan from Daqo Group with an interest rate of 5.7% as of December 31, 2016.

The balances are payable on demand and are as follows:

	December 31,
	2015	2016
Amounts due to related parties
Daqo Group	$33,758	$15,076,133
Daqo New Material	5,563,165	8,323,271
Xinjiang Daqo investment	3,146,054	79,197
Daqo Solar	37,390,575	—
Chongqing Daqo Tailai	144,102	2,107,488
Nanjing Daqo Transformer	—	1,022,075
Others*	118,873	221,441

Total	$46,396,527	$26,829,605

* The remaining balance of amounts due to related parties of $221,441 as of December 31, 2016 was comprised of amounts due to Jiangsu Daqo, Zhenjiang Electric, Daqo Sailfar and Intelligent Software in the amount of $37,679, $85,332, $9,804 and $88,626, respectively.

The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2014	2015	2016
Daqo Group	Purchase-Fixed asset	486,948	—	—
	Proceeds from interest free loans	10,821,462	15,043,550	—
	Repayment of interest free loans	8,115,813	20,217,257	10,974,807
	Repayment of interest bearing loan	—	—	15,059,000
	Interest charged	—	—	850,380
	Rental expense	—	—	27,997
Zhenjiang Daqo	Sales	9,554,320	11,111,239	11,194,197
Daqo Solar	Sales	9,595,680	783,705	—
	Proceeds from interest free loans	157,241,390	127,060,826	60,300,896
	Repayment of interest free loans	166,231,092	151,990,672	68,766,506
Nanjing Daqo	Proceeds from interest free loans	973,898	13,456,861	—
	Repayment of interest free loans	2,921,693	13,456,861	—
Xinjiang Daqo Investment	Proceeds from interest free loans	98,367,234	72,946,700	56,270,085
	Repayment of interest free loans	93,219,846	73,252,506	38,715,449
Daqo New Material	Proceeds from interest free loans	7,729,501	11,082,241	9,607,344
	Repayment of interest free loans	4,600,117	11,285,114	12,262,592
	Rental expense	1,071,287	1,050,661	993,894
Chongqing Daqo Tailai	Purchase-Fixed asset	2,724,790	375,528	3,534,248
	Purchase-Raw material	—	9,938	—
	Income from disposal of fixed assets	—	6,458	—
	Proceeds from interest free loans	—	6,367,640	222,517
	Repayment of interest free loans	—	6,367,640	2,684,783
Others subsidiaries under Daqo Group	Proceeds from interest free loans	636	—	—
	Repayment of interest free loans	—	5,296	—
	Purchase-Fixed asset*	3,989,686	3,488,330	2,120,768
	Purchase-Raw material	—	22,817	129,219
Total	Sales	$19,150,000	$11,894,944	$11,194,197
	Income from disposal of fixed assets	$—	$6,458	$—
	Purchase-Fixed asset	$7,201,424	$3,863,858	$5,655,016
	Purchase-Raw material	$—	$32,755	$129,219
	Rental expense	$1,071,287	$1,050,661	$1,021,891
	Interest expense	$—	$—	850,380
	Proceeds from related parties loans	$275,134,122	$245,957,818	$126,400,842
	Repayment of related parties loans	$275,088,560	$276,575,346	$148,463,137

*The purchases of fixed assets of $2,120,768 were comprised of purchases from Nanjing Daqo Transformer, Zhenjiang Moeller, Jiangsu Daqo, Intelligent Apparatus and Jiangsu Daqo ETE Electronic in the amount of $1,410,655, $236,415, $336,791, $93,841 and $ 43,066, respectively.